Note 20 - Deferred Income Tax - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Deferred tax assets to be recovered after 12 months	$ (153,532)	$ (144,613)
Deferred tax liabilities to be recovered after 12 months	457,970	550,657
Later than one year [member]
Statement Line Items [Line Items]
Deferred tax assets to be recovered after 12 months	(405,416)	(226,431)
Deferred tax liabilities to be recovered after 12 months	$ 808,108	$ 761,039